Document And Entity Information	Mar. 26, 2025
Document Information Line Items
Entity Central Index Key	0000744187
Document Type	8-K
Document Period End Date	Mar. 26, 2025
Entity Registrant Name	REX AMERICAN RESOURCES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09097
Entity Tax Identification Number	31-1095548
Entity Address, Address Line One	7720 Paragon Road
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45459
City Area Code	937
Local Phone Number	276-3931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Commons stock, $0.01 par value
Trading Symbol	REX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false